Performance Management - Logan Capital Broad Innovative Growth ETF	Aug. 28, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following performance information indicates some of the risks of investing in the Fund. As of August 8, 2022, the Fund has adopted the performance history of the Logan Capital Large Cap Growth Fund (the “Predecessor Fund”), which operated as a mutual fund using substantially similar investment strategies. The bar chart shows the Predecessor Fund’s and the
Fund’s performance for the calendar years ended December 31. The table illustrates how the Predecessor Fund’s and the
Fund’s average annual returns for one-year, five years, ten years and since inception periods compare with those of a broad measure of market performance and an additional index that reflects the market sectors in which the Fund invests. The
Predecessor Fund’s and the Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.logancapitalfunds.com or by calling the Fund toll-free at 1-800-617-0004.

Performance Past Does Not Indicate Future [Text]	The Predecessor Fund’s and the Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information indicates some of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The table illustrates how the Predecessor Fund’s and the Fund’s average annual returns for one-year, five years, ten years and since inception periods compare with those of a broad measure of market performance and an additional index that reflects the market sectors in which the Fund invests.
Bar Chart [Heading]	Calendar Year Total Returns as of December 31
Bar Chart Closing [Text Block]	Calendar Year to Date Return as of June 30, 2026 20.91%

Highest Quarterly Return	Q2: 2020	30.67%
Lowest Quarterly Return	Q2: 2022	-19.37%

Year to Date Return, Label [Optional Text]	Year to Date Return
Bar Chart, Year to Date Return	20.91%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return
Highest Quarterly Return	30.67%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return
Lowest Quarterly Return	(19.37%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns For Periods Ended December 31, 2025 for the Predecessor Fund and the Fund
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Availability Website Address [Text]	www.logancapitalfunds.com
Performance Availability Phone [Text]	1-800-617-0004